INVESTMENTS - Equity securities without readily determinable fair values (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Investment income (loss)		¥ (60)	$ (9)	¥ (140)	¥ (164)
Investment income recognized		(67)	$ (11)	(108)	477
Impairment of equity securities with out readily determinable fair value		¥ 0		¥ 45
Cjia Group
Equity interest owned (as a percent)		16.00%		15.00%			17.00%
Amount invested in convertible note						¥ 252
Gain recognized on deemed disposal					9
Investment income (loss)		¥ (15)		¥ 49	¥ (45)
Equity Method Investments		0
Equity securities without readily determinable fair values:		168		183
Cjia Group | Preferred Stock
Equity securities without readily determinable fair values: | $							$ 45
OYO
Percentage of equity interest acquired	1.00%
Investment income recognized		¥ 52
Equity interest owned (as a percent)		1.00%
Equity securities without readily determinable fair values:		¥ 54		¥ 66